CONTRACT ASSETS, NET - Movement of Allowance for Contract Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONTRACT ASSETS, NET
Balance at beginning of the year	¥ 164,141	¥ 153,435
Allowance for contract assets	234,122	196,426
Write-off	(280,547)	(185,720)
Balance at end of the year	¥ 117,716	¥ 164,141